Property, Plant and Equipment - Mining assets (Narrative) (Details) R in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R) basis_point	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Life-of-mine plans (term)	5 years
Basis Points for a Reasonably Possible Increase In Commodity Price Used In Discounted Cash Flow Models | basis_point	50
Basis Points for a Reasonably Possible Decrease In Commodity Price Used In Discounted Cash Flow Models | basis_point	50
Hidden Valley
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate	11.42%	10.30%	9.02%
Hidden Valley | Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Stripping activities	R 922	R 871
Depreciation expense, capitalised stripping costs	482	934
Transferred to mining assets	513	541
Kalgold | Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Stripping activities	174	176
Depreciation expense, capitalised stripping costs	R 26	R 16
Bottom of range | South African operations
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate	10.20%	9.40%	9.62%
Top of range | South African operations
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate	13.10%	12.00%	11.53%